Equity	12 Months Ended
Jun. 30, 2023
Equity [Abstract]
Equity
Note 15. Equity
Stock Repurchase Program
On March 29, 2023, the Company’s Board of Directors authorized a share repurchase program to repurchase up to $250,000 of the Company’s Class A Common Stock. Under the authorization, shares of Class A Common Stock may be purchased from time to time in open market or private transactions, block trades or such other manner as the Company may determine (including through repayment by Sphere Entertainment of the DDTL Facility with shares of the Company’s Class A Common Stock) in accordance with applicable insider trading and other securities laws and regulations. The timing and amount of purchases will depend on market conditions and other factors. The Company repurchased 840 shares of Common Stock for $25,000 during Fiscal Year 2023. On August 9, 2023, Sphere Entertainment repaid the full principal amount of the DDTL Facility and accrued interest and commitment fees by delivering 1,923 shares of MSG Entertainment Class A common stock to the Company. Such shares have been accounted for as treasury shares and are no longer outstanding as of August 9, 2023.

Accumulated Other Comprehensive Loss
The following table details the components of accumulated other comprehensive loss:

	Pension Plans and Postretirement Plan
	June 30,
	2023	2022	2021
Balance at beginning of period	$(34,740)	$(33,598)	$(31,108)
Other comprehensive loss:
Amounts reclassified from accumulated other comprehensive loss (a)	(971)	(1,385)	(2,951)
Income tax benefit	176	243	461

Other comprehensive loss, total	(795)	(1,142)	(2,490)

Adjustment related to the transfer of pension plans and postretirement plan liabilities as a result of the MSGE Distribution	1,514	—	—

Balance at end of period	$(34,021)	$(34,740)	$(33,598)

(a)
Amounts reclassified from accumulated other comprehensive loss represent curtailments, settlement losses recognized, the amortization of net actuarial gain (loss) and net unrecognized prior service credit included in net periodic benefit cost, which is reflected under Other income (expense), net in the accompanying consolidated and combined statements of operations (see Note 13. Pension Plans and Other Postretirement Benefit Plans).